Financial risk management - Sensitivity analysis for financial liabilities (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 830,864,000	R$ 537,785,000
Non-derivative financial liabilities, undiscounted cash flows	R$ 863,243,000
Scenario II
Disclosure of detailed information about financial instruments [line items]
Percentage increase used to perform sensitivity analysis	25.00%
Scenario III
Disclosure of detailed information about financial instruments [line items]
Percentage increase used to perform sensitivity analysis	50.00%
Loans and financing
Disclosure of detailed information about financial instruments [line items]
Carrying amount of financial liabilities	R$ 295,974,000	209,773,000
Loans and financing | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	4.55%
Financial expense	R$ 13,467,000
Loans and financing | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.69%
Financial expense	R$ 16,841,000
Loans and financing | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.83%
Financial expense	R$ 20,215,000
Installments subject to restatement based on the change of IGPM
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 10,162,000	8,253,000
Installments subject to restatement based on the change of IGPM | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	23.14%
Financial expense	R$ 2,351,000
Installments subject to restatement based on the change of IGPM | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	28.93%
Financial expense	R$ 2,940,000
Installments subject to restatement based on the change of IGPM | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	34.71%
Financial expense	R$ 3,527,000
Installments subject to restatement based on the change in the CDI rate
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 944,000	284,000
Installments subject to restatement based on the change in the CDI rate | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	1.90%
Financial expense	R$ 18,000
Installments subject to restatement based on the change in the CDI rate | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	2.38%
Financial expense	R$ 22,000
Installments subject to restatement based on the change in the CDI rate | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	2.85%
Financial expense	R$ 27,000
Installments indexed to the change in extended consumer price
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 21,441,000
Installments indexed to the change in extended consumer price | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	4.52%
Financial expense	R$ 969,000
Installments indexed to the change in extended consumer price | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.65%
Financial expense	R$ 1,211,000
Installments indexed to the change in extended consumer price | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.78%
Financial expense	R$ 1,454,000
Napse installments subject to restatement based on exchange-rate change and LIBOR.
Disclosure of detailed information about financial instruments [line items]
Non-derivative financial liabilities, undiscounted cash flows	R$ 10,325,000	R$ 16,960,000
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario 1 (probable)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	5.20%
Financial expense	R$ 537,000
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario II
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	6.50%
Financial expense	R$ 671,000
Napse installments subject to restatement based on exchange-rate change and LIBOR. | Scenario III
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, rate subject to change	7.80%
Financial expense	R$ 805,000